Pension Schemes - Schedule of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Service cost	£ 36	£ 47	£ 41
Settlement and past service credits	11	(43)	(5)
Defined benefit pension expense	47	4	36
Net interest on net defined benefit obligation	9	15	14
Net defined benefit pension expense	56	19	50
UK schemes [member]
Disclosure of defined benefit plans [line items]
Service cost	27	33	27
Settlement and past service credits	11	(42)
Defined benefit pension expense	38	(9)	27
Net interest on net defined benefit obligation	6	10	9
Net defined benefit pension expense	44	1	36
Foreign schemes [member] | US [member]
Disclosure of defined benefit plans [line items]
Service cost	9	14	14
Settlement and past service credits		(1)	(5)
Defined benefit pension expense	9	13	9
Net interest on net defined benefit obligation	3	5	5
Net defined benefit pension expense	£ 12	£ 18	£ 14